Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock [Abstract]
COMMON STOCK

Note 8 — Common Stock

As of September 30, 2025 and December 31, 2024, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. As of September 30, 2025 and December 31, 2024, 834,908 and 684,029 shares were outstanding, respectively.

At-the-Market Issuance of Common Stock

On August 15, 2022, the Company entered into an At-the-Market Issuance Agreement (the “Issuance Agreement”) with B. Riley Securities, Inc. (the “Sales Agent”). Pursuant to the terms of the Issuance Agreement, the Company may sell from time to time through the Sales Agent shares of the Company’s common stock having an aggregate offering price of up to $50,000,000 (the “Shares”). Sales of Shares, if any, may be made by means of transactions that are deemed to be “at the market” offerings as defined in Rule 415 under the Securities Act, including block trades, ordinary brokers’ transactions on the Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, at prices related to prevailing market prices or at negotiated prices or by any other method permitted by law.

Under the terms of the Issuance Agreement, the Company may also sell Shares to the Sales Agent as principal for its own accounts at a price to be agreed upon at the time of sale. Any sale of Shares to the Sales Agent as principal would be pursuant to the terms of a separate agreement between the Company and the Sales Agent.

The Company has no obligation to sell any of the Shares under the Issuance Agreement and may at any time suspend solicitation and offers under the Issuance Agreement.

In June 2024, the Company replaced B. Riley Securities with Jones Trading as the Sales Agent for the Issuance Agreement.

During the three months ended September 30, 2025, the Company neither issued nor sold any shares through the Issuance Agreement. During the three months ended September 30, 2024, the Company issued and sold an aggregate of 3,528 shares of common stock through the Issuance Agreement at a weighted-average public offering price of $55.10 per share and received net proceeds of $0.2 million. During the nine months ended September 30, 2025 and 2024, the Company issued and sold an aggregate of 146,091 and 9,906 shares of common stock through the Issuance Agreement at a weighted-average public offering price of $12.00 and $66.40 per share and received net proceeds of $1.6 million and $0.6 million, respectively. As of September 30, 2025, the Issuance Agreement had been terminated as a result of the expiration of the Company’s Registration Statement on Form S-3.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance at September 30, 2025 is summarized as follows:

September 30, 2025
Warrants to purchase common stock	345,461
Stock options outstanding	69,741
Stock options available for future grants	85,893
Shares subject to restricted stock units	150,848
Total	651,943

Note 7 — Common Stock

As of December 31, 2024 and 2023, the Company was authorized to issue 500,000,000 and 150,000,000 shares of common stock, respectively, with a par value of $0.0001 per share. As of December 31, 2024 and 2023, 684,029 and 372,322 shares were outstanding, respectively.

On July 9, 2024, the Company filed a Certificate of Amendment to its Third Amended and Restated Certificate of Incorporation increasing the number of authorized shares of common stock from 150,000,000 to 500,000,000 shares.

On October 29, 2024, the Company completed a 1-for-15 reverse stock split of its issued and outstanding common stock. As a result of the reverse stock split, each share of common stock issued and outstanding immediately prior to October 29, 2024 were automatically reclassified and converted into one-fifteenth (1/15th) of a share of common stock.

On October 10, 2025, the Company completed a 1-for-10 reverse stock split of its issued and outstanding common stock. As a result of the reverse stock split, each share of common stock issued and outstanding immediately prior to October 10, 2025 was automatically reclassified and converted into one-tenth (1/10th) of a share of common stock.

January and February 2023 Issuance of Common Stock

On February 6, 2023, the Company completed a $7.5 million underwritten public offering of 35,604 shares of its common stock and warrants to purchase up to 17,802 shares of common stock, including the full exercise of the underwriter’s overallotment option. The warrants were offered at the rate of one warrant for every two shares of purchased common stock and are exercisable at a price per share of $235.50 (See Note 8). The public offering price per share, before the underwriters’ discount and commissions, for each share of common stock and accompanying warrant was $210.00. The Company used the relative fair value method to allocate the gross proceeds of approximately $7.5 million between the common stock and the warrants. The net proceeds from the offering were approximately $6.7 million after the deduction of underwriting discounts, commissions and other offering expenses that were approximately $0.8 million. The Company recorded the fair value of the warrants of $1.5 million as additional costs of issuance, thus reducing the net proceeds of $6.7 million to $5.2 million as presented in the accompanying consolidated statements of stockholders’ equity.

June 2023 Issuance of Common Stock

On June 15, 2023, the Company completed a $9.2 million underwritten public offering of 61,333 shares of its common stock, including the full exercise of the underwriter’s overallotment option. The public offering price per share, before the underwriters’ discount and commissions, for each share of common stock was $150.00. The net proceeds from the offering were approximately $8.1 million after the deduction of underwriting discounts, commissions and other offering expenses that were approximately $1.1 million.

November 2023 Issuance of Common Stock

On November 17, 2023, the Company completed a $4.1 million underwritten public offering of 32,471 shares of its common stock, including the full exercise of the underwriter’s overallotment option. The public offering price per share, before the underwriters’ discount and commissions, for each share of common stock was $127.50. The net proceeds from the offering were approximately $3.6 million after the deduction of underwriting discounts, commissions and other offering expenses that were approximately $0.5 million.

April 2024 Issuance of Common Stock

On April 2, 2024, the Company entered into a securities purchase agreement for the private placement of an aggregate of 301,584 units with each unit consisting of (1) one share of the Company’s common stock or at the election of the purchaser, a pre-funded warrant to purchase one share of common stock, and (2) one warrant to purchase one share of common stock. The purchase price paid for each unit was $80.00. Certain directors and officers participated in the transaction and purchased 1,918 of the units at an offering price of $84.80 per unit.

The gross proceeds of the April 2024 Private Placement were approximately $24.1 million, before deducting offering fees and expenses of approximately $1.5 million. The April 2024 Private Placement closed on April 5, 2024. Common stock shares of 280,690 were issued.

At-the-Market Issuance of Common Stock

On August 15, 2022, the Company entered into an At-the-Market Issuance Agreement (the “Issuance Agreement”) with B. Riley Securities, Inc. (the “Sales Agent”). Pursuant to the terms of the Issuance Agreement, the Company may sell from time to time through the Sales Agent shares of the Company’s common stock having an aggregate offering price of up to $50,000,000 (the “Shares”). Sales of Shares, if any, may be made by means of transactions that are deemed to be “at the market” offerings as defined in Rule 415 under the Securities Act, including block trades, ordinary brokers’ transactions on the Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, at prices related to prevailing market prices or at negotiated prices or by any other method permitted by law.

Under the terms of the Issuance Agreement, the Company may also sell Shares to the Sales Agent as principal for its own accounts at a price to be agreed upon at the time of sale. Any sale of Shares to the Sales Agent as principal would be pursuant to the terms of a separate terms agreement between the Company and the Sales Agent.

The Company has no obligation to sell any of the Shares under the Issuance Agreement and may at any time suspend solicitation and offers under the Issuance Agreement.

In June 2024, the Company replaced B. Riley Securities with Jones Trading as the Sales Agent for the Issuance Agreement.

During the year ended December 31, 2024, the Company issued and sold an aggregate of 30,583 shares of common stock through the Issuance Agreement at a weighted-average public offering price of $61.90 per share and received net proceeds of $1.7 million. During the year ended December 31, 2023, the Company issued and sold an aggregate of 16,878 shares of common stock through the Issuance Agreement at a weighted-average public offering price of $196.50 per share and received net proceeds of $3.2 million. As of December 31, 2024, an aggregate offering price amount of approximately $42.5 million remains available to be issued and sold under the Issuance Agreement.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance at December 31, 2024 is summarized as follows:

December 31, 2024
Warrants to purchase common stock	356,517
Stock options outstanding	72,140
Stock options available for future grants	83,494
Total	512,151